FINANCIAL INSTRUMENTS - Measurement of fair value (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS
Total financial assets	R$ 3,882,966	R$ 4,357,884
Total financial liabilities	15,622,107	19,838,551
Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Total financial assets	3,882,966	4,357,884
Total financial liabilities	15,622,107	19,838,551
Liabilities, Short-term debts | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial liabilities	234,537	1,424,043
Liabilities, Long-term debt | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial liabilities	10,875,249	13,188,891
Liabilities, Debentures
FINANCIAL INSTRUMENTS
Total financial liabilities	2,929,907	2,902,417
Liabilities, Debentures | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial liabilities	1,531,956	7,463
Non-current financial liabilities	1,397,951	2,894,954
Fair value of derivatives
FINANCIAL INSTRUMENTS
Total financial liabilities		971
Fair value of derivatives | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial liabilities		971
Liabilities, Related parties
FINANCIAL INSTRUMENTS
Total financial liabilities	24,648	22,855
Liabilities, Related parties | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial liabilities	24,648	22,855
Liabilities, Obligation with FIDC | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial liabilities	45,497	944,513
Non-current financial liabilities		42,893
Liabilities, Obligations with FIDC (non-current liabilities)
FINANCIAL INSTRUMENTS
Total financial liabilities		42,893
Liabilities, Other current liabilities
FINANCIAL INSTRUMENTS
Total financial liabilities	1,090,396	797,082
Liabilities, Other current liabilities | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial liabilities	1,090,396	797,082
Liabilities, Other non-current liabilities
FINANCIAL INSTRUMENTS
Total financial liabilities	421,873	514,886
Liabilities, Other non-current liabilities | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial liabilities	421,873	514,886
Assets, Short-term investments
FINANCIAL INSTRUMENTS
Total financial assets	2,626,212	3,041,143
Assets, Short-term investments | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial assets	2,626,212	3,041,143
Assets, Fair value of derivatives
FINANCIAL INSTRUMENTS
Total financial assets	3,246
Assets, Fair value of derivatives | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial assets	3,246
Assets, Related parties
FINANCIAL INSTRUMENTS
Total financial assets	2,678	134,354
Assets, Related parties | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial assets	2,678	134,354
Assets, Other current assets
FINANCIAL INSTRUMENTS
Total financial assets	679,193	591,523
Assets, Other current assets | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial assets	679,193	591,523
Assets, Other non-current assets
FINANCIAL INSTRUMENTS
Total financial assets	571,637	590,864
Assets, Other non-current assets | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial assets	571,637	590,864
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Total financial assets	3,882,966	4,357,884
Total financial liabilities	15,622,107	19,838,551
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Liabilities, Short-term debts | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial liabilities	234,537	1,424,043
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Liabilities, Long-term debt | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial liabilities	10,875,249	13,188,891
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Liabilities, Debentures | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial liabilities	1,531,956	7,463
Non-current financial liabilities	1,397,951	2,894,954
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Fair value of derivatives | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial liabilities		971
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Liabilities, Related parties | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial liabilities	24,648	22,855
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Liabilities, Obligation with FIDC | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial liabilities	45,497	944,513
Non-current financial liabilities		42,893
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Liabilities, Other current liabilities | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial liabilities	1,090,396	797,082
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Liabilities, Other non-current liabilities | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial liabilities	421,873	514,886
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Assets, Short-term investments | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial assets	2,626,212	3,041,143
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Assets, Fair value of derivatives | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial assets	3,246
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Assets, Related parties | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial assets	2,678	134,354
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Assets, Other current assets | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial assets	679,193	591,523
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Assets, Other non-current assets | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial assets	R$ 571,637	R$ 590,864